Long Term Convertible Notes Payable Net - Summary of Debt Discount (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Balance	$ 65,173	$ 288,439
Debt discount recorded		140,592
Amortization of debt discount	(60,581)	(363,858)
Balance	$ 4,952	$ 65,173